Warrants (Details) $ / shares in Units, $ in Thousands			6 Months Ended
	Feb. 25, 2025 USD ($) $ / shares shares	Jun. 01, 2022 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Aug. 31, 2025 shares	Jun. 30, 2025 ₪ / shares	Dec. 31, 2024 ₪ / shares shares	Dec. 30, 2024 shares	Sep. 26, 2024 $ / shares	Jun. 30, 2024 USD ($)	Jun. 25, 2023 ₪ / shares
Warrants [Line Items]
Issuance of aggregate shares		6,495
Units price		614
Per unit (in Dollars per share) | $ / shares		$ 1,572.48
Ordinary share			534,605			515,640
Purchase warrants shares		2
Number of units issued during period		5,881
Exercise price per ordinary share (in Dollars per share) | (per share)					₪ 0.152	₪ 0.184		$ 0.0001		₪ 0.05
Issuance and expire term			7 years
Change in fair value (in Dollars) | $									$ 188
Aggregate of principal amount (in Dollars) | $	$ 4,200
Percentage of subscription amount	95.00%
Warrants issued	172,174
Percentage of weighted average price	130.00%
Exercisable warrants term	5 years
June 2022 Warrants [Member]
Warrants [Line Items]
Gross proceeds (in Dollars) | $		$ 10,210
Per unit (in Dollars per share) | $ / shares		$ 1,539.174
Ordinary share		1
Exercise price per ordinary share (in Dollars per share) | $ / shares			$ 1,435.98
Pre-Funded Warrant [Member]
Warrants [Line Items]
Ordinary share		1
Purchase warrants shares		1
Warrants Fair Value [Member]
Warrants [Line Items]
Exercise price per ordinary share (in Dollars per share) | $ / shares	$ 11.6172
Change in fair value (in Dollars) | $			$ 182
Ordinary share [Member]
Warrants [Line Items]
Ordinary share		1	16,000,000	1,028,598			1,541,096